Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables.
Schedule of trade and other payables

	As at December 31,
	2022	2023
	RMB’000	RMB’000
Trade payables (i)
Due to related parties	442,007	119,434
Due to third parties	311,610	127,125
	753,617	246,559

Redemption liability (ii, iii)	243,937	232,951
Accrued expenses	516,240	436,846
Security deposits	160,814	136,813
Lease liabilities (Note 18(a))	91,583	51,224
Amounts payable for purchase of shares held for share incentive scheme (Note 27)	88,280	—
Income and other tax payables	51,913	45,057
Amounts due to related parties	644,900	744,604
Others	112,822	115,517
	2,664,106	2,009,571

Less: non - current portion
Lease liabilities	(44,553)	(28,283)
Amounts payable for purchase of shares held for share incentive scheme (Note 27)	(88,280)	—
	(132,833)	(28,283)
	2,531,273	1,981,288
(i)	As at December 31, 2022, and 2023, based on recognition date, the aging of the trade payables are mainly within 1 year.